[AMERICAN GENERAL LIFE COMPANIES LOGO]

                                                                             Lauren W. Jones
                                                                             Vice President and Chief Counsel,

                                                                             Business Lines
                                                                             Direct Line (713) 831-8470
                                                                             FAX (713) 620-3878
                                                                             E-mail: Laurie.Jones@aglife.com

                                                          May 4, 2011

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:

American General Life Insurance Company of Delaware ("AGL of Delaware"; formerly
     AIG Life Insurance Company) and
American General Life Insurance Company of Delaware Variable Account I
     ("Registrant")
Product:  AllianceBernstein Ovation Variable Annuity Contract
File No. 333-102139 and No. 811-05301
CIK No. 0000820627

Dear Ladies and Gentlemen:

          As Chief Counsel of American General Life Companies, LLC and counsel to AGL of Delaware, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

          Registrant hereby certifies that:

(1)

The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	The Amendment, which is designated as Post-Effective Amendment No. 15 under the 1933 Act and as Amendment No. 150 under the Investment Company Act of 1940, was filed electronically on May 2, 2011.

Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

                                                Very truly yours,

                                                LAUREN W. JONES

                                                                  American General Life Companies, LLC
                                                              2929 Allen Parkway, AT-30 . Houston, TX 77019